TAXES ON INCOME	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 9:-        TAXES ON INCOME

a.	Corporate tax rates in Israel:

Various industrial projects of Jacada have been granted "Preferred Enterprise" status, to be applied under the Law for the Encouragement of Capital Investments (the “Investment Law”). The Company believes it meets all the criteria to be classified as "industrial company", as defined by this law and, as such, is entitled to certain tax benefits.

In December 2016, the Israeli Knesset passed a number of changes to the Investments Law regimes. These changes came into law in May 2017, retroactively effective beginning January 1, 2017, upon the passing into law of Regulations promulgated by the Finance Ministry to implement the “Nexus Principles” based on OECD guidelines published as part of the Base Erosion and Profit Shifting (BEPS) project. Such Regulations provide rules for implementation of the new beneficial Preferred Technology Enterprise tax regime.

As the Company currently has no taxable income, these benefits have not yet commenced for all programs since inception.

Income not eligible for Preferred Enterprise or Preferred Technology Enterprise benefits is taxed at the regular corporate tax rate, which is 24% in 2017 and was 25% in 2016. This rate is further scheduled to be reduced to 23% in 2018 and thereafter.

b.	U.S. tax reform:

On December 22, 2017, the United States enacted the Tax Cuts and Jobs Act (the “U.S. Tax Reform”); a comprehensive tax legislation that includes significant changes to the taxation of business entities. These changes include several key tax provisions that might impact the Company, among others: (i) a permanent reduction to the statutory federal corporate income tax rate from 35% to 21% effective for tax years beginning after December 31, 2017; (ii) a partial limitation on the tax deductibility of business interest expense; (iii) a shift of the U.S. taxation of multinational corporations from a tax on worldwide income to a territorial system (along with certain rules designed to prevent erosion of the U.S. income tax base) and (iv) a one-time deemed repatriation tax on accumulated offshore earnings held in cash and illiquid assets, with the latter taxed at a lower rate.

Due to the timing of the enactment and the complexity involved in applying the provisions of the U.S. Tax Reform, the Company has made reasonable estimates of the effects and recorded provisional amounts in the financial statements as of December 31, 2017. As the Company collects and prepares necessary data, and interprets the U.S. Tax Reform and any additional guidance issued by the U.S. Treasury Department, the IRS, and other standard-setting bodies, the Company may make adjustments to the provisional amounts. Those adjustments may impact the Company's provision for income taxes and effective tax rate in the period in which the adjustments are made. The accounting for the tax effects of the U.S. Tax Reform will be completed in 2018 in accordance with SAB 118.

Provisional amounts for the following income tax effects of the U.S. Tax Reform have been recorded as of December 31, 2017 and are subject to change during 2018.

c.	Net operating losses carryforward:

As of December 31, 2017, the Company had an Israeli net operating loss carryforward of approximately $ 55,130 which can be carried forward and offset against taxable income with no expiration date.

As of December 31, 2017, the European subsidiaries had net operating losses carryforward for income tax purposes, of approximately $ 1,900 which can be carried forward and offset against taxable income with no expiration date.

d.	Theoretical tax:

The main reconciling items between the statutory tax rate of the Company and the effective tax rate are the taxable income in the U.S of $ 1,199, $ 148 and $ 398 for the years ended December 31, 2017, 2016 and 2015, respectively, offset by losses outside of the U.S, mainly in Israel, amounting to $ 4,531, $ 3,808 and $ 1,931 for the years ended December 31, 2017, 2016 and 2015, respectively, for which valuation allowance was provided in each year.

e.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets are as follows:

	December 31,
	2017	2016

Deferred tax assets:

Operating loss carryforward	$13,263	$11,833
Reserves and allowances	1,059	1,025

Total deferred tax asset before valuation allowance	14,322	12,858
Valuation allowance	(14,175)	(12,644)

Deferred tax assets	147	214
Deferred tax liabilities	-	(168)

Deferred taxes	$147	$46

The Company's subsidiary in Israel has provided valuation allowance in respect of deferred tax assets resulting from carryforward of net operating loss.

f.          Income (loss) before taxes is comprised as follows:

	Year ended December 31,
	2017	2016	2015

Domestic	$(4,531)	$(3,808)	$(1,931)
Foreign	590	350	774

	$(3,941)	$(3,458)	$(1,157)

g.	Income tax expense (benefit) is comprised as follows:

	Year ended December 31,
	2017	2016	2015

Current tax expenses (benefit)	$655	$116	$35
Deferred tax expenses (benefit)	(23)	(127)	49

	632	(11)	$84

Domestic	$90	$-	$-
Foreign	542	(11)	84

	$632	$(11)	$84

h.	Uncertain tax positions:

The following table represents the amount of unrecognized tax benefits with respect to uncertain tax positions. The entire balance of unrecognized tax benefits, if recognized, would reduce the Company's annual effective tax rate.

	Year ended December 31,
	2017	2016

Beginning balance	$543	$448

Change in unrecognized tax benefits with respect to uncertain tax positions:	155	95

Ending Balance	$698	$543

As of December 31, 2017 and 2016, accrued interest related to uncertain tax positions amounted to $ 86 and $ 51, respectively.

As of December 31, 2017, Jacada's 2012 tax filling has received final tax assessments.